Financed Insurance Premiums (Details Narrative) - General Liability And Director And Officer [Member]	9 Months Ended
Sep. 30, 2022 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Premiums receivable	$ 241,272
Coverage insurance premium interest rate	9.30%
Accrued insurance	$ 53,561